Deposits from the Central Bank and Deposits from credit institutions - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deposits
Other financial liabilities at fair value through profit or loss	$ 211,514	$ 273,725
Financial liabilities at amortized cost	1,111,955	864,266
Total financial liabilities	1,644,023	1,299,114
Deposits from the Central Bank and credit institutions
Deposits
Other financial liabilities at fair value through profit or loss	79,859	141,263
Financial liabilities at amortized cost	187,503	72,969
Total financial liabilities	$ 267,362	$ 214,232